INCENTIVE PLANS - Unvested Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted- average grant date fair value per share (in dollars per share):
Weighted-average market value (in dollars per share)	$ 48.09	$ 49.65	$ 43.96
Unrecognized compensation cost of unvested stock awards	$ 634
Weighted-average period of recognition of unrecognized compensation cost of unvested stock awards (in years)	1 year 6 months 1 day
Unvested Stock Awards
Unvested stock awards (in shares):
Beginning of period (in shares)	50,004,393
Granted (in shares)	17,815,456
Canceled (in shares)	(2,005,875)
Vested (in shares)	(23,953,683)
End of period (in shares)	41,860,291	50,004,393
Weighted- average grant date fair value per share (in dollars per share):
Beginning of period (in dollars per share)	$ 42.52
Granted (in dollars per share)	50.33
Canceled awards (in dollars per share)	44.71
Vested awards (in dollars per share)	42.53
End of period (in dollars per share)	$ 45.73	$ 42.52